PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net comprised of the following:

	September 30, 2025	March 31, 2025
At Cost:
Leasehold improvements	$367,473	$248,614
Office furniture and equipment	70,101	22,716
Total cost	437,574	271,330
Less: Accumulated depreciation	(233,197)	(150,561)
Total, net	$204,377	$120,769

Depreciation expenses were $79,089 and $71,921 for the six months ended September 30, 2025 and 2024, respectively.

Impairment losses were $3,955 and $nil for the six months ended September 30, 2025 and 2024, respectively.

The Company did not dispose of any fixed assets for the six months ended September 30, 2025 and 2024, respectively. Accordingly, no gain or loss on disposal of fixed assets was recognized.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net comprised of the following:

	March 31, 2025	March 31, 2024
At Cost:
Leasehold improvements in progress	$-	$72,574
Leasehold improvements	248,614	144,532
Office furniture and equipment	22,716	5,997
Total cost	271,330	223,103
Less: Accumulated depreciation	(150,561)	(7,333)
Total, net	$120,769	$215,770

Depreciation expenses were $65,120 and $354 for the years ended March 31, 2025 and 2024, respectively.